Basis of preparation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2024, 2023 and 2022.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards
(IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of
December 31, 2024.
The consolidated financial statements of Sanofi as of December 31, 2024 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of
December 31, 2024.
IFRS as endorsed by the European Union as of December 31, 2024 are available under the heading “IFRS Financial Statements”
via the following web link:
https://www.efrag.org/Endorsement
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2024
On September 22, 2022, the IASB issued an amendment to IFRS 16 (Leases) relating to lease liabilities in a sale-and-leaseback arrangement, which is applicable from January 1, 2024 and had no impact on Sanofi's financial statements.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1, and then on October 31, 2022 issued “Non-current Liabilities with Covenants”, a further amendment to IAS 1. The amendments, which are applicable from January 1, 2024, had no impact on Sanofi's financial statements.
On May 25, 2023, the IASB issued "Supplier Finance Arrangements", amendments to IAS 7 and IFRS 7, applicable from January 1,
2024. The amendments relate to disclosures of information about such arrangements, and have led to the following clarification:
within Accounts payable, amounts representing payables that are managed via a paying agent contract under which a bank manages the settlement of Sanofi's trade accounts payable on behalf of Sanofi and that have already been paid to suppliers by the bank represented around 2% as of December 31, 2024. As those amounts are not material, Sanofi does not provide additional information in respect of those amendments.
A.2.2. New pronouncements issued by the IASB and applicable from 2025 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2025 or subsequent years, and Sanofi’s position regarding future application.
On August 15, 2023, the IASB issued "Lack of Exchangeability", an amendment to IAS 21 (The Effects of Changes in Foreign
Exchange Rates), relating to how to determine the exchange rate when a currency is not exchangeable. The amendment is applicable at the earliest from January 1, 2025 ; it will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt it.
On April 9, 2024, the IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements), applicable from January 1, 2027
(subject to endorsement by the European Union). An impact assessment is currently under way. Sanofi will not early adopt this new standard.
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 relating to the classification and measurement of financial instruments, applicable no earlier than January 1, 2026 (subject to endorsement by the European Union). Sanofi does not expect any material impact, and will not early adopt these amendments.
On July 18, 2024, the IASB issued Volume 11 of its annual improvements to various standards, which are essentially in the nature of clarifications, applicable from January 1, 2026 at the earliest (subject to endorsement by the European Union). Sanofi does not expect any material impact, and will not early adopt these amendments.
On December 18, 2024, the IASB issued "Contracts referencing nature-dependent electricity", amendments to IFRS 9 and IFRS 7, applicable (subject to endorsement by the European Union) from January 1, 2026. The amendments clarify the application of the
‘own use’ exemption to Power Purchase Agreements (PPAs) with physical delivery of renewable electricity, and modify the hedge accounting requirements for contracts without physical delivery (VPPAs). Sanofi does not expect any material impact and does not intend to early adopt these amendments. Renewable energy purchase contracts entered into by Sanofi as of December 31,
2024 are described in note D.21.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13.
and D.23.);
•impairment of property, plant and equipment and intangible assets (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4.
and D.5.);
•the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.)
and of contingent consideration payable (see Notes B.3. and D.18.);
•the measurement of financial assets and liabilities at amortized cost (see Note B.8.5.);
•the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences
(see Notes B.22. and D.14.).
Actual results could differ from these estimates.
Management is also required to exercise judgment in assessing whether the criteria required under IFRS 5 (Non-Current Assets
Held For Sale and Discontinued Operations) are met for (i) classifying a non-current asset or a group of assets as held for sale and
(ii) presenting a discontinued operation on a separate line item in the consolidated balance sheet, income statement, statement of comprehensive income and cash flow statement. Such assessments are reviewed at the end of each reporting period each closing date to take account of changes in events and circumstances.
In preparing the consolidated financial statements, Sanofi has also taken account of risks related to the effects of climate change and energy transition.
As part of its Planet Care program, Sanofi has committed to move towards carbon neutrality by 2030 and net zero emissions by 2045 for its Scope 1, 2 and 3 emissions. That involves:
•aiming for a 55% reduction in greenhouse gas (GHG) emissions from Sanofi’s own activities (Scopes 1 & 2) and a 30% reduction in Scope 3 GHG emissions by 2030 (versus a 2019 baseline), and a 90% reduction in GHG emissions (all scopes) by 2045.
These objectives have been validated by the Science Based Target initiative (STBi);
•supplying all our sites with 100% renewably-sourced electricity by 2030;
•promoting an eco-friendly vehicle fleet by 2030; and
•engaging the Sanofi supply chain in reducing Scope 3 emissions.
The analysis of climate-related physical and transition risks facing Sanofi was updated in 2023 on the basis of three global warming scenarios out to 2030 and 2050. A number of assumptions – on issues such as carbon costs, natural disasters, water stress, raw material scarcity and logistics disruption – were built into this analysis, which also takes account of certain capital expenditures on mitigations derived from the Planet Care roadmap.
In preparing the consolidated financial statements, that analysis was taken into account as follows:
•the value of intangible assets and property, plant and equipment was subject to impairment testing conducted at CGU level, as described in Note D.5. Certain climate-related assumptions, such as the evolution of energy costs, transitioning to sustainable agriculture, and waste management, are already built into the forecast used for impairment testing purposes. For those assumptions not yet built into budgets, sensitivity analyses can be performed as needed;
•the periodic reviews conducted on the useful lives of property, plant and equipment take account of environmental regulatory constraints, including not only GHG emissions but also physical risks;
•environmental risks are covered by provisions on the basis described in Note D.19.3.; and
•the credit facilities available to Sanofi as of December 31, 2024 incorporate performance objectives, including objectives related to cutting Sanofi’s carbon footprint, which could reduce the cost of debt if they are attained (see Note D.17.).
It is important to bear in mind that estimating climate change related risks involves an element of unpredictability. Uncertainties may arise from factors such as changes in government policy, rapid technological change, and varied responses from stakeholders. That high level of uncertainty adds complexity to assessment of the potential impacts on our operations, and to how those impacts are reflected in our budgets. Actual impacts on Sanofi’s profits and financial position could therefore differ from initial estimates.
Finally, in line with its environmental protection objectives, Sanofi has initiated projects to build eco-design into its products so as to limit their environmental impacts over their entire life cycle. Those projects will require Sanofi to redefine all of its production methods, and as such have also been built into definitions of the useful lives of Sanofi production facilities.
A.4. Hyperinflation
In 2024, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. The contribution of the
Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100% based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
A.5. Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK
On February 18, 2020, Sanofi and the US Department of Health and Human Services extended their research and development partnership to leverage Sanofi’s previous development work on a SARS vaccine to attempt to unlock a fast path forward for developing a COVID-19 vaccine. Under the terms of the collaboration, the Biomedical Advanced Research and Development
Authority (BARDA), part of the Office of the Assistant Secretary for Preparedness and Response within the US Department of
Health and Human Services, is helping to fund the research and development undertaken by Sanofi.
On April 14, 2020, Sanofi and GlaxoSmithKline (GSK) entered into a collaboration agreement to develop a recombinant COVID-19 vaccine candidate, with Sanofi contributing its S‑protein COVID-19 antigen (based on recombinant DNA technology) and GSK contributing its pandemic adjuvant technology. Sanofi is leading clinical development and the registration process for the vaccine.
On July 31, 2020, the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK was selected by the US government’s Operation Warp Speed (OWS) program. Under the OWS, the US government is providing funds to support further development of the vaccine, including clinical studies and scaling-up of manufacturing capacity. Initially, the agreement also provided for the supply of 100 million doses of the vaccine. In light of the evolving context of the pandemic (including variants of the virus) and the availability of vaccines on the market, the parties decided to review the initial supply contract. At the end of 2023, the agreement was amended in respect of the supply clause, confirming that Sanofi had fulfilled its contractual obligations and setting the amount of compensation paid to Sanofi. On the basis of that signed amendment, Sanofi recognized an amount of €411 million within the line item Other revenues; that amount was paid to Sanofi in December 2023.
Sanofi has recognized the funding received from the US government as a deduction from the development expenses incurred, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
The amount of government aid received from the US federal government and BARDA and recognized as a deduction from development expenses and other operating expenses was €58 million in 2024, compared with €59 million in 2023 and
€265 million in 2022.
In September 2020, Sanofi and GSK signed pre-order contracts with the Canadian and UK governments and with the European
Union for doses of the vaccine candidate. During 2021, Sanofi and GSK contractualized with the Canadian and UK governments and with the European Union on the number of doses ordered.
On December 15, 2021, Sanofi and GSK announced positive preliminary data on their COVID-19 booster vaccine candidate and indicated that their Phase 3 study was to continue, based on recommendations from an independent monitoring board.
On November 10, 2022, in line with the positive opinion issued by the Committee for Medicinal Products for Human Use (CHMP)
of the European Medicines Agency, the European Commission approved VidPrevtyn Beta vaccine as booster for the prevention of COVID-19 in adults aged 18 years and older. Designed to provide broad protection against multiple variants, this protein-based
COVID-19 booster vaccine is based on the Beta variant antigen and includes GSK’s pandemic adjuvant. VidPrevtyn Beta is indicated as a booster for active immunization against SARS-CoV-2 in adults who have previously received an mRNA or adenoviral COVID-19 vaccine.
On December 21, 2022, following the European Commission approval, the Medicines and Healthcare Products Regulatory Agency
(MHRA) approved VidPrevtyn Beta vaccine for the prevention of COVID-19 in adults aged 18 and over within the UK.
In accordance with IFRS 15 (see Note B.13.1.), Sanofi recognizes revenue when control over the product is transferred to the customer (for vaccines, transfer of control is determined by reference to the terms of release and acceptance of batches of vaccine). Payments received subsequent to signature of vaccine pre-order contracts relating to doses not yet delivered are customer contract liabilities (i.e. an obligation for the entity to supply goods to a customer, for which consideration has been received from the customer). They are presented within “Customer contract liabilities” in the balance sheet (see Note D.19.5.), and within “Net change in other current assets and other current liabilities” in the statement of cash flows.
The pre-order contracts for Canada, the United Kingdom and the European Union expired in 2023. The customer contract liabilities, which amounted to €269 million as of December 31, 2022 and €319 million as of December 31, 2021 (see Note D.19.5.,
“Current provisions and other current liabilities”) were released to profit or loss in 2023, including an amount of €94 million classified in Other revenue in respect of doses which there was no longer an obligation to deliver as of December 31, 2023.